Debt and Capital Lease Obligations (UPC Holding Senior Notes Redemption Price) (Schedule) (Details)	Dec. 31, 2014
UPC Holding Senior Notes 8.375 Debt [Member]
Debt Instrument [Line Items]
2015	104.188%
2016	102.792%
2017	101.396%
2018	100.00%
2019	100.00%
2020	100.00%
UPC Holding Senior Notes 6.375 Debt [Member]
Debt Instrument [Line Items]
2017	103.188%
2018	102.125%
2019	101.063%
2020	100.00%
2021 and thereafter	100.00%
UPC Holding 6.75% Senior Notes [Member]
Debt Instrument [Line Items]
2018	103.375%
2019	102.25%
2020	101.125%
2021 and thereafter	100.00%